Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information Line Items
Entity Registrant Name	AMERICAS GOLD AND SILVER CORPORATION
Entity Central Index Key	0001286973
Document Type	40-F
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Entity Common Stock Shares Outstanding	320,418,782
Document Annual Report	true
Entity File Number	001-37982
Entity Primary SIC Number	1040
Entity Incorporation State Country Code	A6
Entity Address Address Line 1	145 King Street West,
Entity Address Address Line 2	Suite 2870
Entity Address City Or Town	Toronto
Entity Address, Country	CA
Entity Address Postal Zip Code	M5H 1J8
City Area Code	416
Local Phone Number	848-9503
Security 12b Title	Common Shares, no par value
Trading Symbol	USAS
Security Exchange Name	NYSE
Entity Interactive Data Current	Yes
Document Registration Statement	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Toronto, Ontario
Auditor Firm Id	271
Annual Information Form	true
Audited Annual Financial Statements	true
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
ICFR Auditor Attestation Flag	true
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	99 Washington Avenue
Entity Address Address Line 2	Suite 1008
Entity Address City Or Town	Albany
Entity Address, State or Province	NY
Entity Address Postal Zip Code	12260
City Area Code	888
Local Phone Number	705-7274
Contact Personnel Name	Registered Agent Solutions, Inc.